Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Tax effect of temporary differences (CHF)
Compensation and benefits	2,262,000,000	2,239,000,000
Loans	392,000,000	602,000,000
Investment securities	1,489,000,000	1,479,000,000
Provisions	1,943,000,000	1,530,000,000
Business combinations	101,000,000	96,000,000
Derivatives	395,000,000	269,000,000
Real estate	212,000,000	200,000,000
Net operating loss carry-forwards	7,294,000,000	7,211,000,000
Other	178,000,000	143,000,000
Gross deferred tax assets before valuation allowance	14,266,000,000	13,769,000,000
Less valuation allowance	(2,690,000,000)	(2,264,000,000)	(2,799,000,000)
Gross deferred tax assets net of valuation allowance	11,576,000,000	11,505,000,000
Compensation and benefits	(129,000,000)	(62,000,000)
Loans	(147,000,000)	(136,000,000)
Investment securities	(1,356,000,000)	(827,000,000)
Provisions	(379,000,000)	(572,000,000)
Business combinations	(227,000,000)	(277,000,000)
Derivatives	(392,000,000)	(420,000,000)
Leasing	(58,000,000)	(66,000,000)
Real estate	(82,000,000)	(84,000,000)
Other	(296,000,000)	(56,000,000)
Gross deferred tax liabilities	(3,066,000,000)	(2,500,000,000)
Net deferred tax assets	8,510,000,000	9,005,000,000
Net deferred tax assets change	495,000,000
Valuation allowance against deferred tax assets of UK and Asia	419,000,000
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	377,000,000
Net deferred tax decrease related to foreign exchange translation losses	(37,000,000)
Net deferred tax assets decrease related to temporary differences and taxable income	244,000,000
Net deferred tax assets related to the US and UK	7,766,000,000	8,406,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,643,000,000	1,302,000,000
Valuation allowance against deferred tax assets of UK entity	2,700,000,000	2,300,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	31,000,000
Due to expire within 2 to 5 years	8,331,000,000
Due to expire within 6 to 10 years	3,664,000,000
Due to expire within 11 to 20 years	8,199,000,000
Amount due to expire	20,225,000,000
Amount not due to expire	11,459,000,000
Total net operating loss carry-forwards	31,684,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,264,000,000	2,799,000,000	2,976,000,000
Net changes	426,000,000	(535,000,000)	(177,000,000)
Balance at end of period	2,690,000,000	2,264,000,000	2,799,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	466,000,000	539,000,000	632,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(280,000,000)	615,000,000	179,000,000
Tax benefits in respect of tax on dividend equivalent payments	2,000,000	26,000,000	0
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100,000,000	1,000,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	278,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	578,000,000	964,000,000	1,177,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	54,000,000	53,000,000	17,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(177,000,000)	(286,000,000)	(198,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	30,000,000	39,000,000	17,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(65,000,000)	(31,000,000)	(58,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(19,000,000)	(91,000,000)	(6,000,000)
Other (including foreign currency translation)	(28,000,000)	(70,000,000)	15,000,000
Balance at end of period	373,000,000	578,000,000	964,000,000
of which, if recognized, would affect the effective tax rate	366,000,000	554,000,000	915,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	(19,000,000)	(43,000,000)	(15,000,000)
Interest and penalties recognized in the consolidated balance sheets	86,000,000	209,000,000	272,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	26,000,000